Related Party Transactions (Details) - Schedule of Key Management Personnel - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	$ 1,272,962	$ 1,765,508
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	263,477	267,542
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	273,197	276,456
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	54,518	172,094
Short-term employee benefits paid or accrued to the Chief Technology Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	231,999	233,579
Short-term employee benefits paid or accrued to a Director of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	199,459	223,862
Short-term employee benefits paid or accrued to the Chief People Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	179,959	156,709
Short-term employee benefits paid or accrued to other directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	$ 70,353	$ 435,267